           As filed with the Securities and Exchange Commission on June 11, 1999
                                                       Registration No. 33-26305
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                         PRE-EFFECTIVE AMENDMENT NO. ___                     |_|

                        POST-EFFECTIVE AMENDMENT NO. 42                      |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                                AMENDMENT NO. 44                             |X|

                  ---------------------------------------------

                               BLACKROCK FUNDS(SM)


               (Exact Name of Registrant as Specified in Charter)

Bellevue Corporate Center       Brian Kindelan, Esq.             copy to:
400 Bellevue Parkway            BlackRock Advisors, Inc.         Gary S. Schpero, Esq.
Suite 100                       1600 Market Street, 28th Floor   Simpson Thacher & Bartlett
Wilmington, Delaware 19809      Philadelphia, PA  19103          425 Lexington Avenue
(Address of Principal           (Name and Address of             New York, New York  10017
  Executive Offices)              Agent for Service)
 Registrant's Telephone Number
(302) 792-2555

                  --------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date) pursuant to paragraph (a)(i)

[X]  75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, High Yield Bond, GNMA, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Micro-Cap Equity and Select Equity Portfolios, each dated January 28, 1999, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497 under the Securities Act on February 3, 1999.

The prospectus for the BlackRock Shares of the Low Duration Bond, Core Bond, Intermediate Bond and High Yield Bond Portfolios, dated January 28, 1999, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 3, 1999.

The prospectus for the shares of the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated November 25, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No.
39 to its Registration Statement on Form N-1A on November 25, 1998.

The prospectus for the shares of the Multi-Sector Mortgage Securities Portfolio III, dated November 25, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A on November 25, 1998.

The statement of additional information for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, High Yield Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, GNMA, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity and Micro-Cap Equity Portfolios, and the BlackRock Shares of the Low Duration Bond, Core Bond, Intermediate Bond and High Yield Bond Portfolios, dated January 28, 1999, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 3, 1999.

The statement of additional information for the shares of the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated November 25, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A on November 25, 1998.

The statement of additional information for the shares of the Multi-Sector Mortgage Securities Portfolio III, dated November 25, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No.
39 to its Registration Statement on Form N-1A on November 25, 1998.

                               BLACKROCK FUNDS(SM)
                  MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV
                              CROSS REFERENCE SHEET


Item Number Form N-1A,       Prospectus
Part A                       Caption
------                       -------
1(a)                         Cover Page

1(b)                         Back Cover Page

2                            Risk/Return Summary:  Investments and Risks

3                            Risk/Return Summary:  Fee Table

4                            Risk/Return Summary: Investments and Risks

5                            Not Applicable

6                            Management

7(a)                         Purchase and Redemption  of Shares; Net Asset Value

7(b),(c)                     Purchase and Redemption of Shares

7(d)                         Dividends and Distributions

7(e)                         Taxes

7(f)                         Not Applicable

8(a)                         Not Applicable

8(b)                         Purchase and Redemption of Shares

8(c)                         Not Applicable

9                            Not Applicable

Item Number Form N-1A,   Statement of Additional
Part B                   Information Caption
------                   -------------------
10                       Cover Page

11                       The Fund

12                       The Fund; Investment Objective and Policies; Investment
                         Restrictions

13                       Trustees and Officers

14                       Miscellaneous; Trustees and Officers

15                       Investment Advisory, Administration, Distribution and
                         Servicing Arrangements

16 Investment Advisory, Administration, Distribution and Servicing Arrangements; Portfolio Transactions

17 Trustees and Officers; Purchases and Redemption Information; Additional Information Concerning Shares; Miscellaneous

18                       Purchase and Redemption Information: Valuation of
                         Portfolio Securities

19                       Taxes

20                       Investment Advisory, Administration, Distribution and
                         Servicing Arrangements

21                       Performance Information

22                       Not Applicable


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                   Subject to Completion, Dated June 11, 1999

                                BLACKROCK FUNDS(SM)

                                       THE
                        MULTI-SECTOR MORTGAGE SECURITIES
                                  PORTFOLIO IV


     This Prospectus relates to shares of the Multi-Sector Mortgage Securities Portfolio IV (the Portfolio) of BlackRock Funds(SM) (the Fund).

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                   PROSPECTUS

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Risk/Return Summary:  Investments and Risks ...............................    2
Risk/Return Summary:  Fee Table ...........................................    9
Management ................................................................   10
Purchase and Redemption of Shares .........................................   11
Net Asset Value ...........................................................   12
Dividends and Distributions ...............................................   13
Taxes .....................................................................   13



                                                August [__], 1999

RISK/RETURN SUMMARY:  INVESTMENTS AND RISKS

Investment Objective of the Portfolio

     The Portfolio's investment objective is to seek the highest total return by investing primarily in Commercial Mortgage-Backed Securities. The investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

Main Investment Strategies of the Portfolio

     Mortgage-Backed Securities. The Portfolio seeks the highest total return by investing in a variety of debt securities whose principal and interest payments are tied to payments on underlying mortgage loans (Mortgage-Backed Securities). The Portfolio will invest primarily in Mortgage-Backed Securities related to mortgage loans on income producing commercial and multi-family properties (Commercial Mortgage-Backed Securities or CMBS).

     Commercial Mortgage-Backed Securities come in different classes that have different risks. The Portfolio may invest in lower, or junior, classes of CMBS which may have a rating below investment grade and therefore are riskier investments than higher rated securities. The Portfolio intends to invest in CMBS issued by private issuers as well as governmental agencies.

     The Portfolio also may invest up to 5% of its total assets in Mortgage-Backed Securities which are related to mortgage loans on residential properties (Residential Mortgage-Backed Securities).

     Project Loans. The Portfolio may invest up to 15% of its total assets in project loans (Project Loans), which are fixed income securities of issuers whose revenues are primarily derived from mortgage loans to multi-family, nursing home and other real estate development projects. The principal payments on these mortgage loans will be insured by agencies and authorities of the U.S. Government.

     U.S. Government and Money Market Securities. In addition to investing in Mortgage-Backed Securities issued or guaranteed by the U.S. Treasury or agencies and authorities of the U.S. Government, the Portfolio may invest in U.S. Treasury and agency securities that are not Mortgage-Backed Securities (U.S. Government Securities). The Portfolio also may invest in money market securities during temporary defensive periods and in order to keep cash on hand fully invested. Except during such temporary defensive periods, the Portfolio will invest no more than a total of 20% of its total assets in U.S. Government Securities and money market securities.

     REITs and REOCs. The Portfolio may invest up to 20% of its total assets in debt securities of (i) real estate investment trusts (REITs), which are pooled investment vehicles that invest mainly in income producing real estate, and (ii) real estate operating companies (REOCs), which are companies that develop and/or manage real estate in which they have an ownership interest. The Portfolio may only purchase REIT and REOC securities if they are rated investment grade at the time of investment by at least two of Duff & Phelps, Fitch, Standard & Poor's or Moody's (Rating Agencies).

================================================================================
IMPORTANT DEFINITIONS
================================================================================

Portfolio Collateral Pool: The Portfolio relies on monthly reports prepared by the trustee for each of its CMBS which break out each mortgage loan remaining in the collateral pool for each CMBS issue by property type. The percentage for each property type is calculated by using scheduled principal balances of the mortgage loans. The Portfolio then multiplies the value of each of its CMBS as most recently determined by these percentages reported for each property type to produce a picture of the total collateral pool (the Portfolio Collateral Pool) by property type. Note that the percentages used by the Portfolio in these calculations:

* are produced by another party and not independently verified by the Portfolio;

* are only updated once a month; and

* are based on the outstanding principal amounts, rather than the market values, of the underlying mortgage loans.

Property Type: The collateral underlying each CMBS is classified from descriptions of each mortgage loan provided by the underwriter or trustee by property type and reported to the Portfolio. These property types currently are broken out as follows:

* multi-family properties and cooperative apartments;

* industrial and warehouse properties;

* office buildings;

* retail space and shopping malls;

* hotels and motels;

* nursing homes and senior living centers;

* restaurants and other franchise businesses;

* hospitals;

* mobile home parks;

* self-storage centers;

* mixed retail and office properties; and

* agricultural properties.

================================================================================

     Diversification. The Portfolio will seek to diversify its holdings of CMBS among different types of industries, properties and geographic regions in order to seek to reduce risk. Therefore, the Portfolio will not buy a CMBS if:

(a) The purchase would cause the Portfolio to own more than 25% of any one CMBS issue.

(b) The purchase would cause more than 25% of the Portfolio's net assets to be invested in CMBS relating to obligations of a single borrower regarding a single asset.

(c) The purchase would cause more than 10% of the Portfolio's net assets to be invested in any one CMBS issue.

(d) The purchase would cause more than 50% of the Portfolio Collateral Pool to consist of a single property type.

(e) More than 5% of the collateral underlying that issue consists of agricultural properties.

(f) The purchase would cause more than 25% of the Portfolio Collateral Pool to consist of properties located in any one state of the United States, except that up to 30% of the Portfolio Collateral Pool may consist of properties located in California.

(g) Immediately after that purchase, for any one property type constituting collateral underlying that issue:

     (i) If that property type represents more than 25% of the Portfolio Collateral Pool, more than 25% of that property type (as a percentage of the total amount of that property type in the Portfolio Collateral
          Pool) would be located in any one state of the United States;

     (ii) If that property type represents more than 20% up to and including 25% of the Portfolio Collateral Pool, more than 30% of that property type (as a percentage of the total amount of that property type in the Portfolio Collateral Pool) would be located in any one state of the United States;

    (iii) If that property type represents more than 15% up to and including
          20% of the Portfolio Collateral Pool, more than 35% of that property type (as a percentage of the total amount of that property type in the Portfolio Collateral Pool) would be located in any one state of the United States;

     (iv) If that property type represents more than 10% up to and including 15% of the Portfolio Collateral Pool, more than 45% of that property type (as a percentage of the total amount of that property type in the Portfolio Collateral Pool) would be located in any one state of the United States; and

     (v) If that property type represents 10% or less of the Portfolio Collateral Pool, more than 50% of that property type (as a percentage of the total amount of that property type in the Portfolio Collateral
          Pool) would be
          located in any one state of the United States.

     In applying the above diversification limits, securities that are backed by the same collateral pool are treated as a single issue.

     Ratings of Portfolio Securities. The weighted average credit quality of the Portfolio will not be less than BBB+. U.S. Government Securities are assigned an AAA (or Aaa) rating.

     To be eligible for purchase by the Portfolio, securities must be U.S. Government Securities or rated by at least two Rating Agencies. In addition:

     1. Except as otherwise provided in 2 and 3 below, the Portfolio will invest only in securities that are rated BBB (or Baa) or higher at the time of investment by at least two Rating Agencies. All investments in "interest only" securities (which are debt securities that receive only the interest payments on an underlying debt) that are components of CMBS must meet these ratings requirements. Securities rated BBB (or
          Baa) are generally considered investment grade, but they also are considered speculative and do carry some risks.

     2. The Portfolio may invest up to 10% of its total assets in split rated securities. The Portfolio will consider a security to be split rated if it is rated BBB (or Baa) (or higher) by at least one Rating Agency and BB (or Ba) by at least one other Rating Agency at the time of investment. The Portfolio may not invest in split rated "interest only" securities. Split rated securities will not be considered to be rated BB (or Ba) for the purposes of the limitation referred to in 3 below.

     3. The Portfolio may invest up to an aggregate of 10% of its total assets in (i) securities (other than "interest only" securities) rated BB (or
          Ba) at the time of investment by at least two Rating Agencies and (ii) "interest only" securities.

     4. The Portfolio may not invest in securities rated lower than BB (or Ba) by any Rating Agency nor in any money market instruments which are not rated at least A-2 or P-2 by at least two Rating Agencies.

     If any security held by the Portfolio is downgraded by one or more Rating Agencies such that the Portfolio would not be able at that time to make an investment in such security, then the Portfolio will sell such security within 60 days after such downgrade.

     Other Main Strategies. The Portfolio will try to maintain a duration for its investments of between four and eight years. Duration is a mathematical calculation of the average life of a debt security that serves as a measure of its price risk. Each year of duration represents an expected 1% change in the price of a security for every 1% change in interest rates. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

     The Portfolio may invest in futures, options and interest rate swaps, commonly known as derivatives. The Portfolio will use derivatives only for hedging and to help maintain the interest rate risk of the Portfolio within the target duration range.

     The Portfolio may purchase securities offered in private placements and under Rule 144A of the Securities Act of 1933. These securities may be illiquid. The Portfolio will invest no more than 15% of its net assets in illiquid securities.

     In determining which Mortgage-Backed Securities the Portfolio will purchase and when it will sell those securities, the Portfolio's investment adviser will consider, among other factors, the following: characteristics of the underlying mortgage loans; characteristics of the underlying properties; terms of the securities; and structural participants such as administrators and servicers. In addition, the adviser will interact with rating agencies, review due diligence done by underwriters and rating agencies, and do its own analysis of the relative value of the securities and general economic conditions.

     Percentage Limitations. For the purposes of the foregoing investment strategies and related percentage limitations, if the Portfolio's asset composition exceeds 110% of a percentage limitation for any reason, the Portfolio will take such actions as may be necessary so that within 60 days after the occurrence of such excess the relevant percentage limitation is again satisfied.

Main Risks of Investing in the Portfolio

     As with all mutual funds, the loss of money is a risk of investing in the Portfolio. The following are also some of the risks of investing in the Portfolio.

     Interest Rate Risk. All fixed income securities are subject to the risk that as interest rates increase, the value of the securities decrease, and as interest rates decrease, the value of the securities increase. Changes in interest rates generally affect the values of securities with longer maturities more than the values of securities with shorter maturities. Mortgage-Backed Securities in general, and "interest only" securities in particular, may be particularly volatile if interest rates change. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short period of time.

     Commercial Mortgage-Backed Securities. Investments in CMBS, especially lower rated securities, involve the risks of interruptions in the payment of interest and principal (delinquency) and the potential for loss of principal if the property underlying the security is sold as a result of foreclosure on the mortgage (default). These risks include the risks associated with direct ownership of real estate. These risks are heightened in the case of CMBS related to a relatively small pool of commercial mortgage loans. In addition, the underlying commercial properties may not be able to continue to generate cash to meet their expenses due to a variety of economic conditions. If the underlying borrowers cannot pay their mortgage loans, they may default and the lenders may foreclose on the property. Finally, the ability of borrowers to repay the commercial mortgage loans underlying CMBS will typically depend upon the future availability of financing and the stability of real estate values.

     For most commercial mortgage loans, the only remedy of the lender in the event of a default is to foreclose upon the property. If borrowers are not able or willing to pay the principal balance on the loans, there is a good chance that payments on the related CMBS will not be made. Certain borrowers on underlying mortgages may become subject to bankruptcy proceedings, in which case the value of the related CMBS may be hurt.

     Junior classes of Mortgage-Backed Securities protect the senior class investors against losses on the underlying mortgage loans by taking the first loss if there are liquidations among the underlying loans. Junior classes generally receive principal and interest payments only after all required payments have been made to more senior classes. Because the Portfolio intends to invest in junior classes of CMBS, it may not be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued, or if mortgage values subsequently decline, the Portfolio may suffer significant losses.

     Investments in Mortgage-Backed Securities also carry the risk that borrowers generally may prepay the principal on the underlying loans at any time without penalty. To the extent that borrowers prepay their loans, the length of the loan will be reduced, and the Mortgage-Backed Security related to the loan will have a lower yield. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Prepayments have increased significantly in recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace.

     Residential Mortgage-Backed Securities. Investments in Residential Mortgage-Backed Securities involve the same risks that affect CMBS discussed above. The prepayment risk may be heightened for Residential Mortgage-Backed Securities.

     Project Loans. The ability of issuers of Project Loans to make interest and principal payments will be affected by events and conditions affecting financed projects generally. These include, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, tax increases, the costs of labor, utility and other operating expenses, the managerial ability of project managers, changes of laws and governmental regulations and general economic conditions in the locality where the project is being built.

     Lower Rated Securities. Generally, lower rated securities, which are commonly referred to as "junk bonds," offer a higher return potential than higher rated securities but involve greater risks. The Portfolio may invest in securities with a BB (or Ba) rating. Securities rated BB (or Ba) have lower short-term prospects of default than lower rated securities, but they face major uncertainties regarding payment of principal and interest in times of economic difficulty and have higher prospects of default than investment grade securities. Lower rated securities may be less liquid than higher rated securities and carry substantial risks with respect to their capacity to pay interest and repay principal. An economic downturn could cause a decline in the price of these securities because such a downturn could hurt the ability of borrowers underlying the Mortgage-Backed Securities to make principal and interest payments. Issuers of lower rated securities are often less financially stable than issuers of investment grade securities. The markets for these securities may move up and down significantly and may react strongly to legislative and regulatory developments. The costs attributable to investing in lower rated securities are usually higher for several reasons, such as higher investment research costs and higher transaction costs.

     REITs and REOCs. The value of the Portfolio's investments in REITs will be affected by the value of the underlying properties. The value of REIT securities may decline when interest rates rise. REOCs are subject to the general risks of real estate ownership, including losses due to a downturn in the real estate market and uninsured casualty losses.

     Illiquid Securities. Liquidity of a security refers to the ability to easily dispose of it and the price to be obtained, and does not necessarily refer to the likelihood of receipt of principal or interest payments. Illiquid securities may be worth less than comparable, more liquid investments. The Portfolio intends to acquire Mortgage-Backed Securities which may be considered illiquid because they are not registered under the federal securities laws, contractual restrictions on transfer apply or they are part of a small issue. The Portfolio may purchase securities offered in private placements or under Rule 144A of the Securities Act of 1933, which may also be illiquid. If a security is illiquid, the Portfolio may not be able to dispose of it at the time or price which it would like.

     Derivatives. The Portfolio's use of derivatives may reduce returns and/or increase volatility.

     General. An investment in the Portfolio is not a deposit of PNC Bank, National Association or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     The Portfolio is a "non-diversified" fund, which allows it to invest more than 5% of its assets in the obligations of any single issuer, subject only to certain requirements under tax laws. Because it can concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more at risk than a more widely diversified fund to any single economic, political or regulatory event which harms one or more of those issuers.

RISK/RETURN SUMMARY:  FEE TABLE

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Advisory fees.............................................................25%
Other expenses(a)........................................................[_]%
Total annual Portfolio operating expenses(a).............................[_]%

----------
     (a) BlackRock has agreed to cap the "Other expenses" for the Portfolio at .12% of average daily net assets and "Total annual Portfolio operating expenses" at .37% for the current fiscal year. "Other expenses" are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     One                      Three
                                                                     Year                      Years
                                                                     ----                      -----
Multi-Sector Mortgage Securities
    Portfolio IV.....................................               $[__]                     $[__]

     The Expense Table and Example do not reflect any charges that may be imposed by financial institutions directly on their customer accounts in connection with investments in the Portfolio.

MANAGEMENT

Adviser

     BlackRock Financial Management, Inc. (BlackRock or the Adviser) serves as investment adviser to the Portfolio. BlackRock is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock (formerly BlackRock Financial Management L.P.) was organized in 1988. The principal business address of BlackRock is 345 Park Avenue, New York, New York 10154. BlackRock provides asset management services with respect to U.S. and foreign fixed income instruments. As adviser, BlackRock is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale decisions regarding the investments made by the Portfolio. BlackRock also provides research and credit analysis as well as certain other services.

     Keith Anderson and Mark S. Warner are the persons primarily responsible for the day-to-day management of the Portfolio's investments.

     Keith Anderson is a Managing Director at BlackRock and co-head of the Portfolio Management Group. In addition, Mr. Anderson co-chairs the Investment Strategy Committee and he is a member of the firm's Management Committee. Mr. Anderson has primary responsibility for managing client portfolios and for acting as a specialist in the government and mortgage sectors. His areas of expertise include Treasuries, agencies, futures, options, swaps and a wide range of traditional and non-traditional mortgage securities. Mr. Anderson founded BlackRock in 1988 and has been a co-manager of the Portfolio since its inception.

     Mark S. Warner, CFA, is a Director of BlackRock with primary responsibility for managing client portfolios. Mr. Warner specializes in investing in the commercial mortgage and non-agency residential mortgage sectors. Mr. Warner has been a co-manager of the Portfolio since its inception. Prior to joining BlackRock in 1993, Mr. Warner was a director in the Capital Markets Unit of the Prudential Insurance Company of America. Mr. Warner joined the Prudential Insurance Company of America in 1987.

     For the services provided and expenses assumed by it, BlackRock is entitled to receive from the Portfolio a fee computed daily and payable monthly at an annualized rate of .25% of the Portfolio's average daily net assets. BlackRock may waive a portion of its advisory fee.

     The Fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, BlackRock is currently working to avoid such problems. BlackRock is also working with other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Portfolio holds or securities markets generally.

Administrators

     BlackRock Advisors, Inc., whose principal business address is 345 Park Avenue, New York, New York 10154, and PFPC Inc. (PFPC), whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, serve as the Fund's administrators. BlackRock Advisors, Inc. is an indirect majority-owned subsidiary, and PFPC is an indirect wholly-owned subsidiary, of PNC Bank Corp. The administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting.

Transfer Agent, Dividend Disbursing Agent and Custodian

     PFPC Trust Company, whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent.

PURCHASE AND REDEMPTION OF SHARES

Distributor

     Shares of the Portfolio are offered on a continuous basis for the Fund by its distributor, BlackRock Distributors, Inc. (BDI or the Distributor). The Distributor is a registered broker/dealer with principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the Investment Company Act of 1940 (the 1940 Act). The Fund is not required or permitted under the Plan to make distribution payments with respect to the Portfolio's Shares. However, the Plan permits BDI, BlackRock, PFPC and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash.

Purchase of Shares

     Shares of the Portfolio are offered without a sales load on a continuous basis to institutional buyers at the net asset value per share of the Portfolio next determined after an order and payment are received in proper form by PFPC. Dividends will commence accruing on Shares once they are "settled" (i.e., once the Portfolio has received payment in Federal funds or has received securities or other property for the Shares). Shares may be purchased on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the

NYSE) is open for business. Purchase orders may be made by telephoning PFPC at
(800) 441-7379. The Fund may in its discretion reject any order for Shares.

     Payment for Shares normally must be made in Federal funds or other funds immediately available to the Fund's custodian. In addition, BlackRock in its sole discretion may accept securities or other property as payment for Shares. Such securities or other property will be valued in accordance with the procedures described below under "Net Asset Value." Normally, payments for Shares should be received by PFPC no later than 12:00 Noon (Eastern Time).

Redemption of Shares

     Redemption orders may be made by telephoning PFPC at (800) 441-7379. Shares are redeemed at the net asset value per share of the Portfolio next determined after PFPC's receipt of the redemption request in proper order, and dividends will not accrue on Shares after the day on which a redemption order for the Shares settles (i.e., the day the shareholder receives the redemption proceeds for the Shares). The Fund, PFPC, BlackRock and the Distributor will use reasonable procedures to confirm that telephone instructions are genuine. The Fund and its service providers will not be liable for any loss or expense for acting upon telephone instructions that they reasonably believed to be genuine.

     The date on which a redemption request is received will be the redemption date unless the redemption request specifies a particular date in the future for its effectiveness. The Fund will pay all redemption requests made with at least 30 days' advance notice in cash. If a shareholder is unable to contact PFPC by telephone, it may also deliver the redemption request to PFPC by mail at 400 Bellevue Parkway, Wilmington, DE 19809.

     The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of Shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem Shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act, provided that all involuntary redemptions will be paid in cash and the Fund's right to redeem Shares in securities or other property will only apply to those redemption requests not made with at least 30 days' advance notice.

NET ASSET VALUE

     The net asset value for the Portfolio is calculated as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on (i) Thursday of each week (to the extent such day is a Business Day) and (ii) each Business Day on which a purchase or redemption order is received. Net asset value is calculated by adding the value of all its securities, cash and other assets, subtracting the liabilities and dividing by the total number of Shares outstanding. The net asset value per Share of the Portfolio is determined independently of the Fund's other portfolios. Net asset value will not be calculated on days when the NYSE is not open for business.

     The value of securities held by the Portfolio is based upon market quotations or, if market quotations are not readily available, the securities are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. The Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

DIVIDENDS AND DISTRIBUTIONS

     The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. For dividend purposes, the Portfolio's investment income available for distribution to shareholders is reduced by expenses directly attributable to the Portfolio and the general expenses of the Fund prorated to the Portfolio on the basis of its relative net assets. All distributions are paid in cash unless a shareholder elects to have its distributions reinvested at net asset value in the form of additional full and fractional Shares of the Portfolio. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Portfolio is declared daily. All such dividends are paid not later than ten days after the end of each month and at the time of redemption of all of a shareholder's Shares in the Portfolio. Net realized capital gains, if any, will be distributed by the Portfolio at least annually.

TAXES

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets). The Portfolio's distributions, whether received in cash or reinvested in additional shares of the Portfolio, may be subject to Federal income tax.

     Distributions paid out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his Shares and whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, provided the dividends are paid during January of the following year.

     A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Portfolio Shares.

     Future legal developments may affect the tax consequences of investing in the Portfolio. Shareholders are urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above. Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment and should consult their tax advisers.

     A Statement of Additional Information (SAI) includes additional information about the Portfolio. Additional information about the Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The current SAI and the Fund's annual and semi-annual reports to shareholders may be obtained free of charge from the Fund by calling (800) 422-6538. Shareholder inquiries also may be made at this number. The SAI, as it may be supplemented from time to time, is incorporated by reference in this Prospectus. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Adviser
BlackRock Financial Management, Inc.
New York, New York

Administrator
BlackRock Advisors, Inc.
New York, New York

Administrator and Transfer Agent
PFPC Inc.
Wilmington, Delaware

Distributor
BlackRock Distributors, Inc.
West Conshohocken, Pennsylvania

Counsel
Simpson Thacher & Bartlett
New York, New York

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

Investment Company Act File
No. 811-05742.









                                The Multi-Sector
                                    Mortgage
                                   Securities
                                  Portfolio IV




                                  Institutional
                                      Class











                                   Prospectus







                                August [__], 1999

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                   Subject to Completion, Dated June 11, 1999

                               BLACKROCK FUNDS(SM)

                       STATEMENT OF ADDITIONAL INFORMATION

                  MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO IV

     This Statement of Additional Information provides supplementary information pertaining to Institutional Shares ("Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio IV (the "Portfolio") of BlackRock Funds(SM) (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund relating to the Portfolio dated August [__], 1999, as amended from time to time (the "Prospectus"). The Prospectus may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated August [__], 1999. Terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                    CONTENTS

                                                                            Page
                                                                            ----

THE FUND..................................................................    2
INVESTMENT OBJECTIVE AND POLICIES.........................................    2
INVESTMENT RESTRICTIONS...................................................   23
TRUSTEES AND OFFICERS.....................................................   24
INVESTMENT ADVISORY, ADMINISTRATION,
DISTRIBUTION AND SERVICING ARRANGEMENTS...................................   32
PORTFOLIO TRANSACTIONS....................................................   35
PURCHASE AND REDEMPTION INFORMATION.......................................   37
VALUATION OF PORTFOLIO SECURITIES.........................................   37
PERFORMANCE INFORMATION...................................................   38
TAXES.....................................................................   42
ADDITIONAL INFORMATION CONCERNING SHARES..................................   45
MISCELLANEOUS.............................................................   46
APPENDIX A................................................................   A-1
APPENDIX B................................................................   B-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus does not constitute an offering by the Fund or by the Fund's distributor in any jurisdiction in which such offering may not lawfully be made.

                                    THE FUND

     The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Effective January 31, 1998, the Fund changed its name from Compass Capital FundsSM to BlackRock Funds(SM). The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in 40 investment portfolios. For information regarding other portfolios of the Fund, contact the Distributor by phone at (800) 998-7633.


                       INVESTMENT OBJECTIVE AND POLICIES

     For a description of the objective and policies of the Portfolio, see "Risk/Return Summary: Investments and Risks" in the Prospectus. In accordance with the applicable provisions of the 1940 Act the Portfolio will maintain with its custodian a segregated account of liquid assets to the extent the Portfolio's obligations require segregation from the use of investment practices listed below. The following information is provided for those investors desiring information in addition to that contained in the Prospectus.

Mortgage-Backed Securities

     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers, restaurants, mobile home parks and self-storage centers. The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination. This difference in prepayment exposure is significant due to extraordinarily high levels of refinancing of traditional residential mortgages experienced over the past years as mortgage rates reached 25 year lows. Assets underlying Commercial Mortgage-Backed Securities may relate to only a few properties or to a single property. See "Risk Factors Relating to Mortgage-Backed Securities."

     Commercial Mortgage-Backed Securities have been issued in public and private transactions by a variety of public and private issuers. Non-governmental entities that have issued or sponsored Commercial Mortgage-Backed Securities offerings include owners of commercial properties, originators of and investors in mortgage loans, savings and loan associations, mortgage banks, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. The Portfolio may from time to time purchase Commercial Mortgage-Backed Securities directly from issuers in negotiated transactions or from a holder of such Commercial Mortgage-Backed Securities in the secondary market.

     Commercial Mortgage-Backed Securities generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by the subordinated class investors, which may be included in the Portfolio, by taking the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes, including the subordinated classes in which the Portfolio intends to invest, may include issuer guarantees, reserve funds, additional subordinated securities, cross-collateralization, over-collateralization and the equity investors in the underlying properties.

     By adjusting the priority of interest and principal payments on each class of a given Commercial Mortgage-Backed Security, issuers are able to issue senior investment grade securities and lower rated or non-rated subordinated securities tailored to meet the needs of sophisticated institutional investors. In general, subordinated classes of Commercial Mortgage-Backed Securities are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such subordinated classes are subject to a substantially greater risk of nonpayment than are senior classes of Commercial Mortgage-Backed Securities. Even within a class of subordinate securities, most Commercial Mortgage-Backed Securities are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss subordinate security will absorb any principal losses before any higher loss position subordinate security. This type of structure allows a number of classes of securities to be created with varying degrees of credit exposure, prepayment exposure and potential total return.

     Subordinated classes of Commercial Mortgage-Backed Securities have more recently been structured to meet specific investor preferences and issuer constraints and have different priorities for cash flow and loss absorption. As previously discussed, from a credit perspective, they are structured to absorb any credit-related losses prior to the senior class. The principal cash flow characteristics of subordinated classes are designed to be among the most stable in the Mortgage-Backed Securities market, the probability of prepayment being much lower than with traditional Residential Mortgage-Backed Securities. This characteristic is primarily due to the structural feature that directs the application of principal payments first to the senior classes until they are retired before the subordinated classes receive any prepayments. While this serves to enhance the credit protection of the senior classes, it produces subordinated classes with more stable average lives. Subject to the applicable provisions of the 1940 Act and to the terms of the Prospectus, there are no limitations on the classes of Commercial Mortgage-Backed Securities in which the Portfolio may invest. Accordingly, in certain circumstances, the Portfolio may recover proportionally less of its investment in a Commercial Mortgage-Backed Security than the holders of more senior classes of the same Commercial Mortgage-Backed Security.

     The rating assigned to a given issue and class of Commercial Mortgage-Backed Securities is a product of many factors, including the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any Commercial Mortgage-Backed Security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the LTV ratio of the pooled properties. The amount of the securities issued in any one rating category is determined by the rating agencies after a rigorous credit rating process which includes analysis of the issuer, servicer and property manager, as well as verification of the LTV and debt service coverage ratios. LTV ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios may, in certain circumstances, determine the amount realized by the holder of the Commercial Mortgaged-Backed Security.

     Residential Mortgage-Backed Securities. The Portfolio also expects to invest in Residential Mortgage-Backed Securities that are Mortgage-Backed Securities representing participation interests in pools of single-family residential mortgage loans originated by private mortgage originators. Traditionally, Residential Mortgage-Backed Securities were issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Portfolio intends to invest in those securities issued by nongovernmental agencies as well as governmental agencies. Nongovernmental entities that have issued or sponsored Residential Mortgage-Backed Securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Residential Mortgage-Backed Securities, similar to Commercial Mortgage-Backed Securities, have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     While single-family residential loans do not typically have prepayment penalties or restrictions, as commercial mortgage loans often do, Residential Mortgage-Backed Securities are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.

     The types of agency and non-agency Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest shall include, but not be limited to, the following securities:

     Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the mortgage. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

     Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC").

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage-Backed Securities.

     The Portfolio also may invest in, among other things, parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are parallel-pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     The Portfolio may invest in CMO residuals to the extent the Adviser identifies any which satisfy the rating criteria in the Prospectus. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs and related administrative expenses of the issuer.

     Mortgage-Related Securities Issued by U.S. Government Agencies and Instrumentalities. The Portfolio may invest in Mortgage-Backed Securities issued by agencies or instrumentalities of the U.S. Government including GNMA, FNMA and FHLMC. The U.S. Government or the issuing agency guarantees the payment of interest and principal on these securities. However, the guarantees do not extend to the securities' yield or value, nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the security, net of certain fees.

     Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed either by GNMA, FNMA or FHLMC certificates or by a pool of fixed rate or adjustable rate mortgage loans. Securities which are backed by a pool of fixed rate or adjustable rate mortgage loans generally are structured with one or more types of credit enhancement.

     GNMA Certificates. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorized GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under the guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     The GNMA certificates will represent a pro-rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to four-family housing units.

     FNMA Certificates. FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each FNMA certificate will entitle the registered holder thereof to receive amounts representing such holder's pro-rata interest in scheduled principal payments and interest payments (at such FNMA certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each FNMA certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; and (iii) adjustable rate mortgage loans.

     FHLMC Certificates. FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC certificates.

     FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such FHLMC certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC certificates represent a pro rata interest in a group of mortgage loans (a "FHLMC certificate group") purchased by FHLMC. The mortgage loans underlying the FHLMC certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

     Interest Only Securities. The Portfolio may purchase stripped mortgage or "interest only" securities which are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities have greater volatility than other types of mortgage securities. Although these securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other Mortgage-Backed Securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organizations.

     Miscellaneous. The Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") or Midland Loan Services, Inc. ("Midland") (or Sears Mortgage if PNC Mortgage succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or their affiliates could have interests that are in conflict with the holders of these Mortgage-Backed Securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates.

     The Portfolio will not purchase Mortgage-Backed Securities in the secondary market from broker-dealers who are affiliated with PNC Bank. In addition, the Portfolio will not purchase Mortgage-Backed Securities in the primary market containing loans or mortgages originated by PNC Bank or its affiliates.

Lower Rated Securities

     The Mortgage-Backed Securities in which the Portfolio may invest may be lower rated (i.e., have a credit quality below investment grade) subordinated classes. Investments in such lower rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before purchasing shares of the Portfolio. The Portfolio will maintain a dollar-weighted average credit quality of no less than BBB+. In order to calculate the average credit quality of the Portfolio, the Portfolio will assign sequential numbers to each of the rating categories, multiply the value of each instrument by the rating equivalent number assigned to its lowest rating, sum all of such products, divide the aggregate by the net asset value of the Portfolio and convert the number back to its equivalent rating symbol.

     Generally, lower rated securities offer a higher return potential than higher rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominately speculative. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by the Portfolio, with a commensurate effect on the value of the Portfolio's shares. While the market values of lower rated securities tend to react less to fluctuations in interest rate levels than do those of higher rated securities, the market values of certain of these securities also tend to be more sensitive to changes in economic conditions than higher rated securities. In addition, lower rated securities generally present a higher degree of credit risk. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Securities which are rated BB by Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Inc. ("D&P") and Fitch Investors Service ("Fitch") and Ba by Moody's Investors Service, Inc. ("Moody's") have speculative characteristics with respect to capacity to pay interest and repay principal. A general description of the bond ratings of Moody's, S&P, D&P and Fitch is set forth in Appendix A hereto.

     The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the Adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities.

Types of Credit Enhancement

     Mortgage-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring other more subordinate securities in the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Risk Factors Relating to Mortgage-Backed Securities

     The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed Securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. The markets for Mortgage-Backed Securities may be more illiquid than those of other securities.

     Investments in Commercial Mortgage-Backed Securities involve the credit risks of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such Commercial Mortgage-Backed Securities and the risks associated with direct ownership of real estate. This may be especially true in the case of Commercial Mortgage-Backed Securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

     While the credit quality of the Commercial Mortgage-Backed Securities in which the Portfolio may invest will reflect the perceived likelihood of future cash flows to meet operating expenses and cash flow requirements, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses and cash flow requirements (mainly debt service, lease payments, capital expenditures, taxes, maintenance, insurance and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related Commercial Mortgage-Backed Security. In addition, the repayment of the commercial mortgage loans underlying Commercial Mortgage-Backed Securities will typically depend upon the future availability of financing and the stability of real estate property values.

     The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specified property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance or dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related Commercial Mortgage-Backed Security are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after the foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidation of the property. Factors such as the title of the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related Commercial Mortgage-Backed Securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related Commercial Mortgage-Backed Securities may be materially adversely affected.

     In general, any losses on a given Commercial Mortgage-Backed Security will be absorbed first by the equity holder, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security to the extent of its principal balance. Because the Portfolio intends to invest in subordinated classes of Commercial Mortgage-Backed Securities, there can be no assurances that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Portfolio invests, the Portfolio will be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if mortgage values subsequently decline, the Portfolio may hold the "first loss" position in certain Commercial Mortgage-Backed Securities ahead of the more senior debt holders, which may result in significant losses. Many of the lower-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than in the case of Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid.

     Investments in Residential Mortgage-Backed Securities involve the credit risks that affect interest and principal cash flows similar to the credit risks of Commercial Mortgage-Backed Securities discussed above, as well as the prepayment risks associated with the possibility that prepayments of principal generally may be made at any time without penalty. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Changes in the rate of prepayments on a Residential Mortgage-Backed Security may change the yield to maturity of the security and amounts available for reinvestment from such securities by the Portfolio are likely to be greater during periods of relatively low or declining interest rates and therefore are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced in recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Because the Portfolio expects to invest in subordinated Residential Mortgage-Backed Securities, the prioritization of cash flows from mortgages under the Residential Mortgage-Backed Securities in favor of the senior classes generally reduces this prepayment risk.

Risk Factors Relating to Lower Rated Securities

     An investor should recognize that the lower-rated Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest have speculative characteristics. The prices of lower credit quality securities, which are commonly referred to as "junk bonds," have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments. Securities rated BB/Ba can be regarded as speculative. A projection of an economic downturn or the advent of a recession, for example, could cause a decline in the price of lower credit quality securities because the advent of a recession could lessen the ability of obligors of mortgages underlying Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities to make principal and interest payments. In such event, existing credit supports and any first loss positions may be insufficient to protect against loss of principal.

     Issuers of lower rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default.

     The secondary markets for lower rated securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for lower rated securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for these securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain lower rated securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio's assets. Market quotations on lower rated securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

     The markets for lower rated securities may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for these securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and investment practices, the secondary market, the financial condition of issuers of these securities and the value and liquidity of outstanding securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limiting the deductibility of interest by certain corporate issuers of these bonds adversely affected the market in recent years.

     When the secondary market for lower rated securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower rated securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.

     The costs attributable to investing in lower rated securities are usually higher for several reasons, such as higher investment research costs and higher commission costs.

Other Investment Practices

     Duration. The Portfolio will try to maintain a duration for its investments of between four and eight years. Duration is a mathematical calculation of the average life of a debt security that serves as a measure of its price risk. Each year of duration represents an expected 1% change in the price of a security for every 1% change in interest rates. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

     Certain Management Techniques. The Portfolio may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps and floors and may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts (collectively, "Additional Investment Management Techniques"). These Additional Investment Management Techniques may be used for duration management and other risk management to attempt to protect against possible changes in the market value of the Portfolio resulting from trends in the debt securities markets and changes in interest rates, to protect the Portfolio's unrealized gains in the value of its securities holdings, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques."

     Additional Investment Management Techniques present certain risks. With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's position. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Portfolio to successfully utilize Additional Investment Management Techniques will depend on the ability of BlackRock Financial Management, Inc. ("BlackRock" or the "Adviser") to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Portfolio has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Additional Investment Management Techniques will reduce net asset value.

     In selecting counterparties for OTC hedging and risk management transactions, the Portfolio will adhere to the following minimum ratings: (i) with respect to an OTC derivative instrument with a remaining nominal maturity of six months or less, a Moody's Derivative Counterparty Rating of A3; (ii) with respect to an OTC derivative instrument with a remaining maturity of more than six months, a Moody's Derivative Counterparty Rating of AA3. If the counterparty does not have a Moody's counterparty rating, then either the Moody's or S&P long-term securities rating of A3/A- (with respect to category (i) above) or Aa3/AA- (with respect to category (ii) above) may be used as a substitute. In addition, all such counterparties must have a minimum short-term rating of A-1 by Moody's and P-1 by S&P. If a counterparty drops below the minimum ratings, then the Portfolio will seek to unwind existing agreements with such counterparty in a cost-effective manner and will be prohibited from entering into new agreements with the counterparty so long as the counterparty's rating is below the relevant minimum.

     The principal risks relating to the use of futures contracts and other Additional Investment Management Techniques are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Portfolio's holdings; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Adviser; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the

Portfolio being in a worse position than if such techniques had not been used. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques" for further information.

     The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment," including "TBA" (to be announced) basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date outside the normal course of settlement for securities of that type. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When-issued securities and forward commitments may be illiquid. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian cash or other liquid debt securities with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. If deemed advisable as a matter of investment strategy, the Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

     Interest Rate Transactions. The Portfolio may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities that the Portfolio anticipates purchasing at a later date. The Portfolio will use these transactions as a hedge or for duration or risk management. The Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

     The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. The Portfolio will accrue the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap on a daily basis and will segregate with a custodian an amount of cash or liquid securities having an aggregate net asset value at all times at least equal to the accrued excess. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     Futures Contracts and Options on Futures Contracts. The Portfolio may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. Futures contracts will not, however, relate to Mortgage-Backed Securities unless they are Commercial Mortgage-Backed Securities. The Portfolio will ordinarily engage in such transactions only for bona fide hedging, risk management (including duration management) and other portfolio management purposes.

     Calls on Securities, Indices and Futures Contracts. The Portfolio may sell or purchase call options ("calls") on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities, indices, and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. Calls will not relate to Mortgage-Backed Securities unless they are Commercial Mortgage-Backed Securities. A call gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Portfolio must be "covered" as long as the call is outstanding (i.e., the Portfolio must own the securities or futures contract subject to the call or other securities acceptable for applicable segregation requirements). A call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Portfolio to hold a security or futures contract which it might otherwise have sold. The purchase of a call gives the Portfolio the right to buy a security, futures contract or index at a fixed price. Calls on futures on U.S. Treasury securities, Commercial Mortgage-Backed Securities, other debt securities and Eurodollar instruments must also be covered by deliverable securities or the futures contract or by liquid debt securities segregated to satisfy the Portfolio's obligations pursuant to such instruments.

     Puts on Securities, Indices and Futures Contracts. The Portfolio may purchase put options ("puts") that relate to U.S. Treasury securities, Commercial Mortgage-Backed Securities, other debt securities and Eurodollar instruments (whether or not it holds such securities in its portfolio), indices or futures contracts. The Portfolio may also sell puts on U.S. Treasury securities, Commercial Mortgage-Backed Securities, other debt securities, Eurodollar instruments, indices or futures contracts on such securities if the Portfolio's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid debt securities having a value not less than the exercise price. No puts referred to in the preceding two sentences will relate to Mortgage-Backed Securities unless they are Commercial Mortgage-Backed Securities. The Portfolio will not sell puts if, as a result, more than 50% of the Portfolio's assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Portfolio may be required to buy the underlying instrument at a price higher than the current market price.

     Repurchase Agreements. The Portfolio may invest temporarily in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC. The Portfolio will not enter into any repurchase agreement with respect to securities other than U.S. Government Securities (as defined in the Prospectus) and Commercial Mortgage-Backed Securities. The value of the collateral for such repurchase agreement marked-to-market at the end of each business day will be at least equal to the amount of the repurchase agreement. The Portfolio will not enter into any repurchase agreement the term of which exceeds 90 days.

     The repurchase price under the repurchase agreements generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's Adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     Bank and Corporate Debt Securities. The Portfolio may not invest in bank or corporate debt securities except that it may invest in (i) debt securities of REITs and REOCs as described herein and in the Prospectus and (ii) money market instruments for temporary defensive purposes and in order to keep cash on hand fully invested. Investing in money market instruments for temporary defensive purposes may prevent the Portfolio from achieving its investment objective. Money market instruments include, but are not limited to notes, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

     Floating Rate and Index Obligations. The Portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as commercial (but not residential) mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio could not invest.

     Floating rate securities pay interest according to a coupon which is reset periodically. This reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

     Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

     REITs. The Portfolio may invest in the corporate debt of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income producing real estate ("Equity REITs"). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The Portfolio may not invest in REITs which invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio will indirectly bear its proportionate share of any expenses paid by Equity REITs in which it invests.

     Investing in Equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property they own. Equity REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. Equity REITs are subject to heavy cash flow dependency and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. Equity REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes may be impacted by federal regulations concerning the health care industry.

     Equity REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, Equity REIT's have been more volatile in price than larger capitalization stocks.

     Restricted and Illiquid Securities. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. The Portfolio may purchase certain restricted securities ("Rule 144A securities") eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be liquid, though no assurance can be given that a liquid market for Rule 144A securities will develop or be maintained. The Portfolio's holdings of Rule 144A securities which are liquid securities will not be subject to its limitation on investment in illiquid securities. The Fund's Board of Trustees has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid. The Board of Trustees will periodically review the Portfolio's purchases and sales of Rule 144A securities.

Other Investments

     U.S. Government Securities

     U.S. Government Securities (as defined in the Prospectus) include:

               1. U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

               2. Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration ("FHA"), the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

               3. Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentalities may borrow, to meet its obligations, from the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority and the U.S. Postal Service.

               4. Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations is the Federal Farm Credit System.

     Neither the value nor the yield of the Portfolio's shares or of the U.S. Government Securities which may be invested in by the Portfolio are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government Securities held by the Portfolio will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation, as a result of changes in interest rates, than debt securities with shorter maturities.

                             INVESTMENT RESTRICTIONS

     With the exception of the investment limitations enumerated in this section, the investment policies and limitations enumerated in this Statement of Additional Information and in the Prospectus may be changed by the Fund's Board of Trustees. The investment limitations enumerated in this section, however, may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

     The Portfolio may not:

          (1) invest 25% or more of the value of its total assets in any one industry (Mortgage-Backed Securities and other securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof are not treated as industries); provided, however, that the Portfolio will, except for temporary defensive purposes, invest at least 65% of the value of its total assets in Commercial Mortgage-Backed Securities;

          (2) issue senior securities (including borrowing money, including on margin if margin securities are owned) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Portfolio's obligations under interest rate swaps are not treated as senior securities;

          (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Portfolio's investment objective and policies or the acquisition of securities subject to repurchase agreements;

          (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Portfolio may be deemed to be an underwriter;

          (5) invest for the purpose of exercising control over management of any company other than issuers of collateralized mortgage obligations;

          (6) purchase real estate or interests therein other than Commercial and Residential Mortgage-Backed Securities and similar instruments;

          (7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Portfolio becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool;

          (8) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Portfolio's total assets and the Portfolio's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class;

          (9) invest in non-U.S. dollar denominated securities or other instruments; or

          (10) hold Additional Investment Management Techniques to the extent that the aggregate notional value thereof exceeds 50% of the Portfolio's total assets (determined after excluding all such Additional Investment Management Techniques).

     Notwithstanding restriction 2 above, the Portfolio has no present intention to issue senior securities.

                              TRUSTEES AND OFFICERS

     The business and affairs of the Fund are managed under the direction of its Board of Trustees. The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:

                                                                                  Principal Occupation
Name and Address                              Position with Fund                  During Past Five Years
----------------                              ------------------                  ----------------------
William O. Albertini                          Trustee                             Executive Vice President and
Bell Atlantic Global Wireless                                                     Chief Financial  Officer since
1717 Arch Street                                                                  August 1997, Bell Atlantic
29th Floor East                                                                   Global Wireless (Global
Philadelphia, PA 19103                                                            Wireless Communications);
Age:  55                                                                          Director, Executive Vice
                                                                                  President and Chief Financial
                                                                                  Officer from February 1995 -
                                                                                  August 1997, Vice President and
                                                                                  Chief Financial Officer from
                                                                                  January 1991 - February 1995,
                                                                                  Bell Atlantic Corporation (a
                                                                                  diversified telecommunications
                                                                                  company); Director, Groupo
                                                                                  Iusacell, S.A. de C.V. (cellular
                                                                                  communications company) since
                                                                                  June 1994; Director, American
                                                                                  Waterworks, Inc. (water utility)
                                                                                  since May 1990; Trustee, The
                                                                                  Carl E. & Emily I. Weller
                                                                                  Foundation since October 1991.

Raymond J. Clark(1)                           Trustee, President and              Treasurer of  Princeton
Office of the Treasurer                       Treasurer                           University since 1987; Trustee,
Princeton University                                                              The Compass Capital Group of
3 New South Building                                                              Funds from 1987 to 1996;
P.O. Box 35                                                                       Trustee, Chemical Bank, New
Princeton, New Jersey 08540                                                       Jersey Advisory Board from 1994
Age:  63                                                                          until 1995; Trustee, American
                                                                                  Red Cross - Mercer County
                                                                                  Chapter since 1995; Trustee,
                                                                                  Medical Center of Princeton;
                                                                                  and Trustee, United
                                                                                  Way-Greater Mercer County from
                                                                                  1996-1997.

Robert M. Hernandez                           Trustee                             Director since 1991, Vice
USX Corporation                                                                   Chairman and Chief Financial
600 Grant Street                                                                  Officer  since 1994, Executive
6105 USX Tower                                                                    Vice President - Accounting &
Pittsburgh, PA  15219                                                             Finance and Chief Financial
Age:  54                                                                          Officer from 1991 to 1994, USX

-------------------------------------------------------------------------------------------------------------------

--------
(1) This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                                                  Principal Occupation
Name and Address                              Position with Fund                  During Past Five Years
----------------                              ------------------                  ----------------------
                                                                                   Corporation (a diversified
                                                                                   company principally engaged in
                                                                                   energy and steel businesses);
                                                                                   Director and Chairman of the
                                                                                   Executive Committee, ACE
                                                                                   Limited (insurance company);
                                                                                   Trustee, Allegheny University
                                                                                   Hospitals, Allegheny General;
                                                                                   and Allegheny University
                                                                                   Hospitals-West; Director,
                                                                                   Marinette Marine Corporation;
                                                                                   Director, Transtar, Inc.
                                                                                   (transportation company) since
                                                                                   1996; and Director and
                                                                                   Chairman of the Board, RTI
                                                                                   International Metals, Inc.


Anthony M. Santomero                          Vice Chairman                       Deputy Dean from 1990 to 1994,
The Wharton School                            of the Board                        Richard K. Mellon Professor
University of Pennsylvania                                                        of Finance since April 1984,
Room 2344                                                                         Director, Wharton Financial
Steinberg Hall-Dietrich Hall                                                      Institutions Center since July
Philadelphia, PA 19104-6367                                                       1995, and Dean's Advisory
Age:  52                                                                          Council Member since July 1984,
                                                                                  The Wharton School, University
                                                                                  of Pennsylvania; Associate
                                                                                  Editor, Journal of Banking and
                                                                                  Finance since June 1978;
                                                                                  Associate Editor, Journal of
                                                                                  Economics and Business since
                                                                                  October 1979; Associate
                                                                                  Editor, Journal of Money,
                                                                                  Credit and Banking since
                                                                                  January 1980; Research
                                                                                  Associate, New York University
                                                                                  Center for Japan-U.S. Business
                                                                                  and Economic Studies since
                                                                                  July 1989; Editorial Advisory
                                                                                  Board, Open Economics Review
                                                                                  since November 1990; Director,
                                                                                  The Zweig Fund and The Zweig
                                                                                  Total Return Fund; Director of
                                                                                  Municipal Fund for California
                                                                                  Investors, Inc., and Municipal
                                                                                  Fund for New York Investors,
                                                                                  Inc.
-------------------------------------------------------------------------------------------------------------------

                                                                                  Principal Occupation
Name and Address                              Position with Fund                  During Past Five Years
----------------                              ------------------                  ----------------------
David R. Wilmerding, Jr.                      Chairman                            Chairman, Gee, Wilmerding &
One Aldwyn Center                             of the Board                        Associates, Inc. (investment
Villanova, PA  19085                                                              advisers) since February 1989;
Age:  63                                                                          Director, Beaver Management
                                                                                  Corporation (land management
                                                                                  corporation); Managing General
                                                                                  Partner, Chestnut Street
                                                                                  Exchange Fund; Director,
                                                                                  Independence Square Income
                                                                                  Securities, Inc.; Director,
                                                                                  The Mutual Fire, Marine and
                                                                                  Inland Insurance Company;
                                                                                  Director, U.S. Retirement
                                                                                  Communities, Inc.; Director,
                                                                                  Trustee or Managing General
                                                                                  Partner of a number of
                                                                                  investment companies advised
                                                                                  by BIMC and its affiliates.


Karen H. Sabath                               Assistant Secretary                 Managing Director, BlackRock
BlackRock Advisors, Inc.                                                          Advisors, Inc. since February
345 Park Avenue                                                                   1998; President, Compass
New York, NY 10154                                                                Capital Group, Inc. from 1995 to
Age:  33                                                                          March 1998; Managing Director of
                                                                                  BlackRock Financial Management,
                                                                                  Inc. since 1993.

Ellen L. Corson                               Assistant Treasurer                 Vice President and Director of
PFPC Inc.                                                                         Mutual Fund Accounting and
103 Bellevue Parkway                                                              Administration, PFPC Inc. since
Wilmington, DE  19809                                                             November 1997; Assistant Vice
Age:  34                                                                          President, PFPC Inc. from March
                                                                                  1997 to November 1997; Senior
                                                                                  Accounting Officer, PFPC Inc.
                                                                                  from March 1993 to March 1997.

Brian P. Kindelan                             Secretary                           Vice President and Senior
BlackRock Financial                                                               Counsel, BlackRock Financial
Management, Inc.
1600 Market Street, 28th Floor
Philadelphia, PA 19103
Age:  39





-------------------------------------------------------------------------------------------------------------------

                                                                                  Principal Occupation
Name and Address                              Position with Fund                  During Past Five Years
----------------                              ------------------                  ----------------------
                                                                                  Management, Inc. since  April
                                                                                  1998; Senior Counsel, PNC Bank
                                                                                  Corp. from May 1995 to April
                                                                                  1998; Associate, Stradley,
                                                                                  Ronan, Stevens & Young from
                                                                                  March 1990 to May 1995.



     The Fund pays trustees who are not affiliated with BlackRock, BlackRock Advisors, Inc. ("BAI") or BlackRock Distributors, Inc. ("BDI" or the "Distributor") $20,000 annually ($30,000 annually in the event that the assets of the Fund exceed $40 billion) and $350 per portfolio of the Fund for each full in-person meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman an additional $10,000 and $5,000, respectively, for their services in such capacities. Trustees who are not affiliated with BAI or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. The term of office of each trustee will automatically terminate when such trustee reaches 72 years of age. No officer, director or employee of BAI, BlackRock Institutional Management Corporation ("BIMC"), BlackRock, BlackRock International, Ltd. ("BIL"), PFPC Inc. ("PFPC"), BDI, PNC Bank, National Association ("PNC Bank") or PFPC Trust Company ("PTC") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of each investment portfolio of the Fund.

     The table below sets forth the compensation actually received from the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1998:

==============================================================================================================================


                                                         Pension or                                   Total Compensation from
                                    Aggregate            Retirement Benefits   Estimated Annual       Registrant and Fund
                                    Compensation from    Accrued as Part of    Benefits upon          Complex(1) Paid to
Name of Person, Position            Registrant           Fund Expenses         Retirement             Trustees
-------------------------------------------------------------------------------------------------------------------------------
Anthony M. Santomero, Vice                $57,675                N/A                    N/A           (3)(2)    $70,175
Chairman of the Board
-------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.,                 $62,675                N/A                    N/A           (3)(2)    $76,675
Chairman of the Board
-------------------------------------------------------------------------------------------------------------------------------
William O. Albertini, Trustee             $52,675                N/A                    N/A           (1)(2)    $52,675
-------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark, Trustee,
President and Treasurer                   $52,675                N/A                    N/A           (1)(2)    $52,675
-------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez, Trustee              $52,675                N/A                    N/A           (1)(2)    $52,675
===============================================================================================================================

     Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also

----------
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of investment company boards trustees served on within the Fund Complex.

provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.

                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

     Advisory Agreement. The advisory services provided by BlackRock, an indirect majority-owned subsidiary of PNC Bank Corp., are described in the Prospectus. For its services as adviser, BlackRock is entitled to an annual fee equal to .25% of the Portfolio's average daily net assets. BlackRock may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     BlackRock renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Contract"). Under the Advisory Contract, BlackRock is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BlackRock in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract is terminable as to the Portfolio by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BlackRock. BlackRock may also terminate its advisory relationship with respect to the Portfolio, on 60 days' written notice to the Fund. The Advisory Contract terminates automatically in the event of its assignment.

     Administration Agreement. The Fund has entered into an Administration Agreement with BAI, whose principal business address is 345 Park Avenue, New York, New York 10154, and PFPC, whose principal business address is 400 Bellevue Parkway, Wilmington, DE 19809 (the "Administration Agreement"). PFPC has agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; provide information and distribute written communications to shareholders; handle shareholder problems and calls; research issues raised by financial intermediaries relating to investments in a Portfolio's shares; review and provide advice with respect to communications for a Portfolio's shares; monitor the investor programs that are offered in connection with a Portfolio's shares; provide oversight and related support services that are intended to ensure the delivery of quality service to the holders of the Portfolio's shares; and provide certain other services required by the Fund.

     Under the Administration Agreement, BAI is responsible for: the supervision and coordination of the performance of the Fund's service providers; the negotiation of service contracts and arrangements between the Fund and its service providers; acting as liaison between the trustees of the Fund and the Fund's service providers; and providing ongoing business management and support services in connection with the Fund's operations.

     Under the Administration Agreement, the Fund pays to BAI and PFPC on behalf of the Portfolio a fee, computed daily and payable monthly, at an aggregate annual rate of .23% of the first $500 million of the Portfolio's average daily net assets, .21% of the next $500 million of the Portfolio's average daily net assets and .19% of the average daily net assets of the Portfolio in excess of $1 billion. From time to time, BAI and PFPC may waive some or all of their administration fees from the Portfolio.

     The Administration Agreement provides that BAI and PFPC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. In addition, the Fund will indemnify each of BAI and PFPC and their affiliates against any loss arising in connection with their provision of services under the Administration Agreement, except that neither BAI nor PFPC nor their affiliates shall be indemnified against any loss arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the Administration Agreement.

     Pursuant to the terms of the Administration Agreement, BAI has delegated certain of its duties thereunder to BDI.

     Custodian and Transfer Agency Agreements. PTC, an affiliate of PNC Bank, whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PTC or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PTC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serve as the international sub-custodians for various portfolios of the Fund.

     For its services to the Fund under the Custodian Agreement, PTC receives a fee which is calculated based upon the Portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PTC is also entitled to out-of pocket expenses and certain transaction charges.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems shares in the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional Shares under the Transfer Agency Agreement, PFPC is entitled to receive fees at the annual rate of .03% of the average net asset value of outstanding Institutional Shares in the Portfolio, plus per account fees and disbursements.

     Distributor and Distribution Plan. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. The Distributor is a registered broker/dealer with principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. The Distributor is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

     The Fund has adopted an Amended and Restated Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of its Institutional Shares. The Plan was approved by a majority of (i) the trustees of the Fund and (ii) the trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees").

     The Fund is not required or permitted under the Plan to make distribution payments with respect to its Institutional Shares. However, the Plan permits BDI, BAI, PFPC and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BAI and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") may take the form of "due diligence" payments for a dealer's examination of the Portfolio and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolio on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BAI and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services. The Additional Payments made by the Distributor, BAI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BAI and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BAI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

     The Plan will continue from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to the Portfolio at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio. The Plan may not be amended materially without the approval of the Board of Trustees, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Any modification to the Plan which would materially increase the costs borne by the Portfolio for distribution purposes pursuant to the Plan must also be submitted to the stockholders of the Portfolio for approval. In addition, while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

                             PORTFOLIO TRANSACTIONS

     The Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Portfolio invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of debt securities on a stock exchange are effected through brokers who charge a commission for their services.

     The Adviser's primary considerations in selecting the manner of executing securities transactions for the Portfolio will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

     The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Portfolio without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Adviser, and does not reduce the Adviser's normal research activities in rendering investment advice under the Advisory Contract. It is possible that the Adviser's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

     One or more of the other accounts which the Adviser manages may own from time to time the same investments as the Portfolio. Investment decisions for the Portfolio are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Adviser in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Portfolio. In other cases, however, the ability of the Portfolio to participate in volume transactions may produce better execution for the Portfolio.

     Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the policy of the Portfolio to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Portfolio will not exceed 250%, excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rate, actual turnover may be higher or lower. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The Adviser will monitor the tax status of the Portfolio under the Internal Revenue Code during periods in which the annual turnover rate of the Portfolio exceeds 100%. The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

     The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BAI, BIMC, BlackRock, PNC Bank, BIL,

PFPC, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BAI, BIMC, BlackRock, PNC Bank, BIL, PFPC, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

                       PURCHASE AND REDEMPTION INFORMATION

     Institutional Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received.

     The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectus, the Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

                        VALUATION OF PORTFOLIO SECURITIES

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

                             PERFORMANCE INFORMATION

     From time to time, total return and yield data for Shares of the Portfolio may be quoted in advertisements or in communications to Institutions. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Portfolio during the period relating to Shares are reinvested in Shares.

     The yield of Shares of the Portfolio is computed based on the net income of the Portfolio allocated to such Shares during a 30-day (or one month) period, which period will be identified in connection with the particular yield quotation. More specifically, the yield of Shares of the Portfolio is computed by dividing the Portfolio's net income per share allocated to such Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     Performance data of Shares of the Portfolio may be compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. In addition, certain indexes may be used to illustrate historic performance of select asset classes. For example, the total return and/or yield of Shares of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Salomon Broad Investment Grade Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson Associates. Performance information may also include evaluations of the Portfolio and their Shares published by nationally recognized ranking services and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

     In addition to providing performance information that demonstrates the actual yield or returns of Shares of the Portfolio over a particular period of time, the Portfolio may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     Performance quotations of Shares of the Portfolio represent past performance and should not be considered as representative of future results. The investment return and principal value of an investment in Shares of the Portfolio will fluctuate so that a shareholder's Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Shares of the Portfolio cannot necessarily be used to compare an investment in such Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Shares will not be included in the Portfolio's calculations of yield and total return.

     Total Return. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:


                                    T = [(ERV1/n)  - 1]
                                         -------
                                            P

                  Where:            T =     average annual total return.

                                  ERV =     ending redeemable value at the end
                                            of the period covered by the
                                            computation of a hypothetical $1,000
                                            payment made at the beginning of the
                                            period.

                                    P =     hypothetical initial payment of
                                            $1,000.

                                    n =     period covered by the computation,
                                            expressed in terms of years.

     Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     The Portfolio may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Broad Investment Grade Index, as appropriate, the Portfolio may calculate the aggregate total return for its shares for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in the Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     In addition to average annual total returns, the Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     Yield. The Portfolio may advertise its yield on its Institutional Shares. Under the rules of the SEC, the Portfolio must calculate yield using the following formula:



                  YIELD = 2[( a-b +1)6 - 1]
                              ---
                              cd

                  Where:            a =     dividends and interest earned during
                                            the period.

                                    b =     expenses accrued for the period (net
                                            of reimbursements).

                                    c =     the average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends.

                                    d =     the maximum offering price per share
                                            on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

     Other Information Regarding Investment Returns. In addition to providing performance information that demonstrates the total return or yield of Institutional Shares of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     Miscellaneous. Performance information for the Portfolio assumes the reinvestment of dividends and distributions. Performance information may reflect fee waivers that subsidize and reduce the total operating expenses of the Portfolio. In these cases, the Portfolio's return would be lower if there were not such waivers.

     Yield on shares of the Portfolio will fluctuate daily and does not provide a basis for determining future yield. Because yield will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by authorized dealers and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolio.

     As stated above, the Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the Portfolio are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Portfolio, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of BlackRock as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Portfolio. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                      TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally is exempt from federal income tax on its net investment income (i.e., its investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least 90% of its net investment income (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investment in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any taxable distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Portfolio intends to distribute to shareholders all of its net capital gain for each taxable year. Net capital gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether net capital gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

     It is expected that distributions from the Portfolio will generally not qualify for the "dividends received" deduction for corporate shareholders.

     Ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Long-term capital gains of individuals are taxed at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum rate of 35%. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

     The Portfolio may engage in hedging or derivatives transactions involving forward contracts, options and futures contracts and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). The Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Portfolio each year.

     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     Each share of the Portfolio has a par value of $.001, represents an equal proportionate interest in the Portfolio and is entitled to such dividends and distributions earned on the Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act).

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of Portfolio or class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund will be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to the Portfolio and with a share of the general liabilities of the Fund.

     The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                  MISCELLANEOUS

     Counsel. The law firm of Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017 serves as the Fund's counsel.

     Independent Accountants. PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, which provides accounting and auditing services, serves as the Fund's independent accountants.

     Control. On May [__], 1999, PNC Bank held of record approximately [__]% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

     Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BlackRock, BAI, PFPC and PNC Bank are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Fund and the holders of its Shares, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operations with respect to its Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any investor.

     BlackRock, BAI, PFPC and PTC believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would be subject to shareholder approval.

     Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" means, with respect to the approval of the Portfolio's investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of
(1) 67% of the shares of the Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

                                   APPENDIX A

     The following summarizes the ratings used for debt securities:

DESCRIPTION OF MOODY'S BOND RATINGS:

     Aaa - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds are judged to be of high quality by all standards. Together with the "Aa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     A - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds that possess this rating provide questionable protection of interest and principal and indicate some speculative elements.

     Note: Those bonds in the Aa, A, Baa and Ba groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and Ba1.

DESCRIPTION OF S&P BOND RATINGS:

     AAA - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AA issues only in small degree.

     A - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     Standard & Poor's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

DESCRIPTION OF DUFF & PHELPS' BOND RATINGS:

     AAA - Bonds rated AAA are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds rated AA have high credit quality with strong protection factors. Risk is modest.

     A - Bonds rated A have average but adequate protection factors. Risk factors are greater and more variable in times of economic stress than AA or AA.

     BBB - Bonds rated BBB exhibit below average protection factors, but still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     BB - Bonds rated BB are below investment grade, but deemed likely to meet obligations when due.

Duff & Phelps' letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.


DESCRIPTION OF FITCH BOND RATINGS:

     AAA - Bonds rated AAA are considered investment grade and of the highest quality. The ability to pay interest and principal is exceptionally strong and unlikely to be affected by reasonably foreseeable events.

     AA - Bonds rated AA are considered investment grade and very high credit quality.

     A - Bonds rated A are considered investment grade and of high credit quality. The ability to pay interest and principal is strong, but may be vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered investment grade and satisfactory credit quality. The likelihood that these bonds will fall below investment grade, however, is higher than for bonds with higher ratings.

     BB - Bonds rated BB are considered speculative. The ability to pay interest and principal may be affected over time by adverse economic changes.

     Fitch's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

                                   APPENDIX B

                      GENERAL CHARACTERISTICS AND RISKS OF
                   ADDITIONAL INVESTMENT MANAGEMENT TECHNIQUES

     In order to manage the risk of its securities portfolio, including duration management, or to enhance income or gain as described above, the Portfolio will engage in Additional Investment Management Techniques. The Portfolio will engage in such activities in the Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Portfolio occur. The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal income tax requirements applicable to regulated investment companies.

Put and Call Options on Securities and Indices

     The Portfolio may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Portfolio may also purchase and sell options on stock indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the stock index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security could protect the Portfolio's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Portfolio against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Portfolio will experience a loss in the amount of the option premium plus any related commissions. When the Portfolio sells put and call options, it receives a premium as the seller of the option. The premium that the Portfolio receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

     The Portfolio's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Portfolio. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Portfolio must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

     The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts and Related Options

     Characteristics. The Portfolio may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

     Margin Requirements. At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Portfolio will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

     Limitations on Use of Futures and Options on Futures. The Portfolio's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Under such regulations the Portfolio currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies.

     The Portfolio will not enter into a futures contract or related option if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Portfolio's liquidation value, i.e. net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, a segregated account of cash or cash equivalents will be maintained and marked to market in an amount equal to the market value of the contract. The Portfolio reserves the right to comply with such different standard as may be established from time to time by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

     Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars and listed options on securities, indices and futures contracts sold by the Portfolio are subject to segregation and coverage requirements of either the CFTC or the SEC, with the result that, if the Portfolio does not hold the security or futures contract underlying the instrument, the Portfolio will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid debt obligations in an amount at least equal to the Portfolio's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Portfolio maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

                               BLACKROCK FUNDS(SM)
                                     PART C
                                OTHER INFORMATION


Item 23.  Exhibits

(1)  Articles of Incorporation

     (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

     (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

(2)  By-laws


     (a)  Amended and Restated Code of Regulations.


(3)  Instruments Defining Rights of Security Holders

     (a) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit
          (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998; Article II of

          Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

(4)  Investment Advisory Contracts

     (a) Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (d) Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

     (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

     (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

     (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

     (s) Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield

          Bond Portfolio is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

     (t) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.


     (u) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV.


(5)  Underwriting Contracts

     (a) Distribution Agreement between Registrant and Provident Distributors, Inc. dated January 31, 1994 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.


     (b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc.


     (c) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (d) Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (6)  Bonus or Profit Sharing Contracts

          None.

     (7)  Custodian Agreements

          (a) Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit

               (8)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.


          (d) Form of Appendix B to Custodian Agreement between Registrant and PFPC Trust Company.


          (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit
               (8)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit
               (8)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

(8)  Other Material Contracts


     (a) Form of Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

     (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.


     (c) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (d) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (9)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (e) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (f) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 33 to

          Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (g) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.


     (h) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc.


     (i) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to
          Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.


     (j) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed on April 29, 1998.

     (k) Form of Expense Limitation Agreement dated as of January 28, 1999 between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed on January 28, 1999.

(9)  Legal Opinion

     (a)  To be filed by amendment.


(10) Other Opinions

     (a) Opinion and Consent of PricewaterhouseCoopers LLP to be filed by amendment.


(11) Omitted Financial Statements

     (a)  None.

(12) Initial Capital Agreements

     (a) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1,
          G-1, H-1, K-1, L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3,
          B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3, M-3, N-3, O-3,
          P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1, S-2, S-3, T-1, T-2, T-3, U-1,
          U-2, U-3, A-4, D-4, E-4, F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4,
          R-4, S-4, T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3, X-1,
          X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5,
          BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5, C-4, C-5, I-4, I-5,
          J-4, J-5, Q-4, Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5,
          H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5, Y-5,
          DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3, EE-4, EE-5, R-6, BB-6,
          FF-3, GG-3, HH-1, HH-2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4,
          II-5, S-6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5,
          LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

     (b) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.


     (c) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Class NN-3.


(13) Rule 12b-1 Plan

     (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

     (b)  Form of Appendix A to Amended and Restated Distribution and Service
          Plan.

(14) Financial Data Schedule


     (a)  None.


(15) Rule 18f-3 Plan

     (a) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to
          Exhibit 15(a) of Post-Effective Amendment No.40 to Registrant's Registration Statement on form N-1A filed on November 25, 1998.

(99) (a) Power of Attorney of David R. Wilmerding dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

     (b) Power of Attorney of William O. Albertini dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

     (c) Power of Attorney of Raymond J. Clark dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

     (d) Power of Attorney of Robert M. Hernandez dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

     (e) Power of Attorney of Anthony M. Santomero dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

Item 24. Persons Controlled by or under Common Control with the Fund.

     None.

Item 25. Indemnification


     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant's Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a),
Section 17 of the Transfer Agency Agreement incorporated by reference herein as
Exhibit 8(c) and Section 11 of the Administration Agreement which is Exhibit 8(a) hereof. Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:


          Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

          Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26. Business and Other Connections of Investment Advisers


     (a) BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this
Item 26 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).


     (b) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

     (c) BlackRock Financial Management, Inc. ("BlackRock") is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

     (d) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) ("BIL") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27. Principal Underwriters

     (a) Not applicable.

     (b) The information required by this Item 27 with respect to each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is incorporated by reference to Schedule A of FORM BD filed by BlackRock Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

     (c) Not applicable.

Item 28. Location of Accounts and Records

          (1) PFPC Trust Company, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102 (records relating to its functions as custodian).

          (2) BlackRock Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 (records relating to its functions as distributor).

          (3) BlackRock Advisors, Inc. (formerly BlackRock, Inc.), 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and co-administrator).

          (4) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

          (5) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154; 30 South 17th Street, Philadelphia, Pennsylvania 19103; and 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment adviser and sub-adviser).

          (6) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

          (7) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

          (8) State Street Bank and Trust Company, P.O. Box 1631, Boston, Massachusetts (records relating to its function as sub-custodian).

          (9) Barclays Bank PLC, 75 Wall Street, New York, New York 10265 (records relating to its function as sub-custodian).

          (10) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited), 7 Castle Street, Edinburgh, Scotland, EH2 3AH (records relating to its functions as investment sub-adviser).

          (11) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

          (12) PNC Bank Corp., 1600 Market Street, 28th Floor, Philadelphia, PA 19103 (Registrant's declaration of trust, code of regulations and minute books).

Item 29. Management Services

     None.

Item 30. Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 11th day of June, 1999.


                                      BLACKROCK FUNDS(SM)
                                      Fund




                                      By /s/ Raymond J. Clark
                                         -------------------------------------
                                             Raymond J. Clark,
                                                President and Treasurer
                                                (Principal Executive Officer)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                 Title                               Date
     ---------                 -----                               ----

/s/ Raymond J. Clark           Trustee, President and
-------------------------      Treasurer                           June 11, 1999
(Raymond J. Clark)


*David R. Wilmerding, Jr.      Chairman of the Board               June 11, 1999
-------------------------
(David R. Wilmerding, Jr.)


*Anthony M. Santomero          Vice-Chairman of the Board          June 11, 1999
-------------------------
(Anthony M. Santomero)


*William O. Albertini          Trustee                             June 11, 1999
-------------------------
(William O. Albertini)


*Robert M. Hernandez           Trustee                             June 11, 1999
-------------------------
(Robert M. Hernandez)




*By:   /s/ Karen H. Sabath
       ---------------------------------------
       Karen H. Sabath, Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit No.         Description
-----------         -----------
2(a)                Amended and Restated Code of Regulations.

4(u) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV.

5(b) Form of Appendix A to the Distribution Agreement between Registrant and BlackRock Distributors, Inc.

7(d) Form of Appendix B to the Custodian Agreement between Registrant and PNC Bank, National Association.

8(a) Form of Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

8(b) Forms of Appendix A and Appendix B to the Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

8(h) Form of Appendix C to the Transfer Agency Agreement between Registrant and PFPC Inc.

12(c) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class NN-3.

13(b)               Form of Appendix A to Amended and Restated Distribution and
                    Service Plan.